Financial assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total current financial assets	$ 8,440	$ 7,417
Total non-current financial assets	948	619
Total financial assets	9,388	8,036
Current financial liabilities	7,359	6,673
Non-current financial liabilities	21,643	18,902
Financial liabilities	29,002	25,575
Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	5,514	4,953
Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	182	53
Derivative Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	419
Total non-current financial assets	284	15
Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	2,325	2,358
Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	598	537
Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	9	13
Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	57	54
Suppliers And Contractors Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	5,454	4,234
Derivatives [member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	116	197
Non-current financial liabilities	112	428
Loans And Borrowings Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	685	1,020
Non-current financial liabilities	16,461	13,772
Leases [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	175	147
Non-current financial liabilities	524	566
Government Grant [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	539	467
Non-current financial liabilities	2,092	1,887
Other Financial Liabilities Related Parties [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	193	291
Other Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	197	317
Non-current financial liabilities		32
Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	2,454	2,217
Loans And Receivables Or Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	5,799	5,327
Total non-current financial assets	607	550
Total financial assets	6,406	5,877
Current financial liabilities	7,243	6,476
Non-current financial liabilities	19,077	16,257
Financial liabilities	26,320	22,733
Loans And Receivables Or Amortized Cost [Member] | Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	5,514	4,953
Loans And Receivables Or Amortized Cost [Member] | Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	285	374
Loans And Receivables Or Amortized Cost [Member] | Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	598	537
Loans And Receivables Or Amortized Cost [Member] | Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	9	13
Loans And Receivables Or Amortized Cost [Member] | Suppliers And Contractors Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	5,454	4,234
Loans And Receivables Or Amortized Cost [Member] | Loans And Borrowings Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	685	1,020
Non-current financial liabilities	16,461	13,772
Loans And Receivables Or Amortized Cost [Member] | Leases [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	175	147
Non-current financial liabilities	524	566
Loans And Receivables Or Amortized Cost [Member] | Government Grant [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	539	467
Non-current financial liabilities	2,092	1,887
Loans And Receivables Or Amortized Cost [Member] | Other Financial Liabilities Related Parties [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	193	291
Loans And Receivables Or Amortized Cost [Member] | Other Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	197	317
Non-current financial liabilities		32
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Total current financial assets	2,641	2,090
Total non-current financial assets	284	15
Total financial assets	2,925	2,105
Financial assets at fair value through profit or loss, category [member] | Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	182	53
Financial assets at fair value through profit or loss, category [member] | Derivative Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	419	53
Total non-current financial assets	284	15
Financial assets at fair value through profit or loss, category [member] | Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	2,040	1,984
Financial assets measured at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	57	54
Total financial assets	57	54
Financial assets measured at fair value through other comprehensive income, category [member] | Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	57	54
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	116	197
Non-current financial liabilities	2,566	2,645
Financial liabilities	2,682	2,842
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	116	197
Non-current financial liabilities	112	428
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member] | Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	$ 2,454	$ 2,217